Pioneer Variable Contracts Trust
Pioneer High Yield

VCT Portfolio
Class I and II Shares
Schedule of Investments  |  March 31, 2022

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/22 (unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 95.3%
	Senior Secured Floating Rate Loan Interests — 2.2% of Net Assets*(a)
	Airlines — 0.3%
95,000(b)	LATAM Airlines Group SA, PIK Term Loan A, (Term SOFR + 750 bps), 8/8/22	$ 95,416
	Total Airlines	$95,416
	Auto Parts & Equipment — 0.3%
95,040	First Brands Group LLC, 2021 First Lien Term Loan, 6.00% (LIBOR + 500 bps), 3/30/27	$ 94,636
	Total Auto Parts & Equipment	$94,636
	Gambling (Non-Hotel) — 0.5%
168,770	Enterprise Development Authority, Term Loan B, 5.00% (LIBOR + 425 bps), 2/28/28	$ 167,821
	Total Gambling (Non-Hotel)	$167,821
	Human Resources — 0.4%
135,333	Team Health Holdings, Inc., Extended Term Loan, 6.25% (Term SOFR + 525 bps), 3/2/27	$ 129,285
	Total Human Resources	$129,285
	Medical-Hospitals — 0.0%†
24,750	Surgery Center Holdings, Inc., 2021 New Term Loan, 4.50% (LIBOR + 375 bps), 8/31/26	$ 24,588
	Total Medical-Hospitals	$24,588
	Metal Processors & Fabrication — 0.4%
129,350	Grinding Media, Inc. (Molycop, Ltd.), First Lien Term Loan, 4.796% (LIBOR + 400 bps), 10/12/28	$ 128,461
	Total Metal Processors & Fabrication	$128,461
	Telecommunication Equipment — 0.3%
95,644	Commscope, Inc., Initial Term Loan, 3.707% (LIBOR + 325 bps), 4/4/26	$ 93,537
	Total Telecommunication Equipment	$93,537
	Total Senior Secured Floating Rate Loan Interests (Cost $723,831)	$733,744

Shares
	Common Stock — 0.4% of Net Assets
	Airlines — 0.4%
6,730	Grupo Aeromexico SAB de CV	$ 115,087
	Total Airlines	$115,087
	Total Common Stock (Cost $110,000)	$115,087

Principal Amount USD ($)
	Commercial Mortgage-Backed Security—0.3% of Net Assets
100,000(c)	Med Trust, Series 2021-MDLN, Class G, 5.647% (1 Month USD LIBOR + 525 bps), 11/15/38 (144A)	$ 97,640
	Total Commercial Mortgage-Backed Security (Cost $100,000)	$97,640

	Convertible Corporate Bonds — 4.1% of Net Assets
	Airlines — 1.0%
92,000	Air Canada, 4.00%, 7/1/25	$ 135,148
219,000	Spirit Airlines, Inc., 1.00%, 5/15/26	196,443
	Total Airlines	$331,591

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/22 (unaudited) (continued)
Principal Amount USD ($)		Value
	Beverages — 0.3%
75,000	MGP Ingredients, Inc., 1.875%, 11/15/41 (144A)	$ 84,353
	Total Beverages	$84,353
	Biotechnology — 0.4%
55,000	Insmed, Inc., 0.75%, 6/1/28	$ 53,020
81,000	Insmed, Inc., 1.75%, 1/15/25	80,839
	Total Biotechnology	$133,859
	Commercial Services — 0.0%†
935	Macquarie Infrastructure Holdings LLC, 2.00%, 10/1/23	$ 925
	Total Commercial Services	$925
	Energy-Alternate Sources — 0.3%
94,000(d)	Enphase Energy, Inc., 3/1/28	$ 97,666
	Total Energy-Alternate Sources	$97,666
	Entertainment — 0.6%
140,000(d)	DraftKings, Inc., 3/15/28	$ 100,590
99,000	IMAX Corp., 0.50%, 4/1/26 (144A)	94,050
	Total Entertainment	$194,640
	Internet — 0.0%†
10,000	Perficient, Inc., 0.125%, 11/15/26 (144A)	$ 8,935
	Total Internet	$8,935
	Pharmaceuticals — 0.6%
130,000	Revance Therapeutics, Inc., 1.75%, 2/15/27	$ 121,631
136,000	Tricida, Inc., 3.50%, 5/15/27	66,749
	Total Pharmaceuticals	$188,380
	REITs — 0.2%
63,000	Summit Hotel Properties, Inc., 1.50%, 2/15/26	$ 65,898
	Total REITs	$65,898
	Software — 0.7%
82,000	Bentley Systems, Inc., 0.375%, 7/1/27 (144A)	$ 71,176
60,000	Jamf Holding Corp., 0.125%, 9/1/26 (144A)	59,434
105,000	Verint Systems, Inc., 0.25%, 4/15/26 (144A)	109,492
	Total Software	$240,102
	Total Convertible Corporate Bonds (Cost $1,433,591)	$1,346,349

	Corporate Bonds — 85.6% of Net Assets
	Advertising — 2.6%
180,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 180,126
110,000	Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28 (144A)	110,550
70,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 1/15/29 (144A)	65,117
60,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 6/15/25 (144A)	61,575
260,000	Stagwell Global LLC, 5.625%, 8/15/29 (144A)	246,410
200,000	Summer BC Bidco B LLC, 5.50%, 10/31/26 (144A)	192,516
	Total Advertising	$856,294

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Aerospace & Defense — 1.0%
327,000	Bombardier, Inc., 7.125%, 6/15/26 (144A)	$ 320,460
	Total Aerospace & Defense	$320,460
	Airlines — 0.5%
35,000	American Airlines 2021-1 Class B Pass Through Trust, 3.95%, 1/11/32	$ 31,703
70,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.50%, 4/20/26 (144A)	70,532
55,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.75%, 4/20/29 (144A)	54,794
	Total Airlines	$157,029
	Auto Manufacturers — 3.2%
295,000	Ford Motor Credit Co. LLC, 4.00%, 11/13/30	$ 277,949
300,000	Ford Motor Credit Co. LLC, 4.134%, 8/4/25	298,860
214,000	Ford Motor Credit Co. LLC, 5.113%, 5/3/29	216,140
254,000	JB Poindexter & Co., Inc., 7.125%, 4/15/26 (144A)	258,387
	Total Auto Manufacturers	$1,051,336
	Auto Parts & Equipment — 1.0%
331,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, 2/1/28 (144A)	$ 331,827
	Total Auto Parts & Equipment	$331,827
	Banks — 0.6%
15,000	Freedom Mortgage Corp., 6.625%, 1/15/27 (144A)	$ 13,908
69,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)	68,741
118,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	117,644
	Total Banks	$200,293
	Biotechnology — 0.6%
220,000	Grifols Escrow Issuer SA, 4.75%, 10/15/28 (144A)	$ 207,075
	Total Biotechnology	$207,075
	Building Materials — 1.7%
165,000	Builders FirstSource, Inc., 4.25%, 2/1/32 (144A)	$ 153,656
255,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/29 (144A)	235,679
90,000	CP Atlas Buyer, Inc., 7.00%, 12/1/28 (144A)	76,737
79,000	Koppers, Inc., 6.00%, 2/15/25 (144A)	77,420
	Total Building Materials	$543,492
	Chemicals — 1.8%
155,000	LSF11 A5 HoldCo LLC, 6.625%, 10/15/29 (144A)	$ 144,204
171,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.125%, 4/1/29 (144A)	157,787
127,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	118,745
155,000	Tronox, Inc., 6.50%, 5/1/25 (144A)	160,375
	Total Chemicals	$581,111
	Commercial Services — 4.2%
215,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	$ 221,988
130,000	APX Group, Inc., 5.75%, 7/15/29 (144A)	118,950
105,000	APX Group, Inc., 6.75%, 2/15/27 (144A)	107,298
140,000	Brink's Co., 5.50%, 7/15/25 (144A)	141,096
206,000	Garda World Security Corp., 9.50%, 11/1/27 (144A)	211,150
105,000	NESCO Holdings II, Inc., 5.50%, 4/15/29 (144A)	103,163
60,000	Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 7/15/29 (144A)	59,850
60,000	Nielsen Finance LLC/Nielsen Finance Co., 4.75%, 7/15/31 (144A)	59,963

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/22 (unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Services — (continued)
155,000	PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29 (144A)	$ 149,575
120,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26 (144A)	122,421
80,000	Sotheby's, 7.375%, 10/15/27 (144A)	81,927
	Total Commercial Services	$1,377,381
	Computers — 1.9%
195,000	Diebold Nixdorf, Inc., 8.50%, 4/15/24	$ 186,956
20,000	Diebold Nixdorf, Inc., 9.375%, 7/15/25 (144A)	20,317
308,000	KBR, Inc., 4.75%, 9/30/28 (144A)	300,081
90,000	NCR Corp., 5.00%, 10/1/28 (144A)	86,175
45,000	NCR Corp., 5.25%, 10/1/30 (144A)	42,413
	Total Computers	$635,942
	Diversified Financial Services — 2.9%
145,000	Alliance Data Systems Corp., 4.75%, 12/15/24 (144A)	$ 142,555
165,765(e)	Avation Capital SA, 8.25% (9.00% PIK or 8.25% Cash), 10/31/26 (144A)	140,900
209,392(e)	Global Aircraft Leasing Co., Ltd., 6.50% (7.25% PIK or 6.50% Cash), 9/15/24 (144A)	190,436
237,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	233,033
108,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	96,230
170,000	United Wholesale Mortgage LLC, 5.75%, 6/15/27 (144A)	157,675
	Total Diversified Financial Services	$960,829
	Electric — 3.2%
235,000	Calpine Corp., 5.00%, 2/1/31 (144A)	$ 213,850
105,000	Clearway Energy Operating LLC, 3.75%, 2/15/31 (144A)	98,185
65,000	Clearway Energy Operating LLC, 3.75%, 1/15/32 (144A)	59,800
179,000	Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29 (144A)	167,778
60,000	NRG Energy, Inc., 3.375%, 2/15/29 (144A)	53,335
325,000	NRG Energy, Inc., 3.625%, 2/15/31 (144A)	285,867
182,000	Vistra Operations Co. LLC, 4.375%, 5/1/29 (144A)	171,990
	Total Electric	$1,050,805
	Electrical Components & Equipments — 0.8%
112,000	Energizer Holdings, Inc., 4.75%, 6/15/28 (144A)	$ 101,825
55,000	Energizer Holdings, Inc., 6.50%, 12/31/27 (144A)	54,450
90,000	WESCO Distribution, Inc., 7.125%, 6/15/25 (144A)	93,487
	Total Electrical Components & Equipments	$249,762
	Electronics — 0.3%
95,000	II-VI, Inc., 5.00%, 12/15/29 (144A)	$ 93,100
	Total Electronics	$93,100
	Energy-Alternate Sources — 0.6%
190,000	Renewable Energy Group, Inc., 5.875%, 6/1/28 (144A)	$ 204,085
	Total Energy-Alternate Sources	$204,085
	Engineering & Construction — 1.7%
80,000	Arcosa, Inc., 4.375%, 4/15/29 (144A)	$ 75,900
263,034	Artera Services LLC, 9.033%, 12/4/25 (144A)	259,746
200,000	Promontoria Holding 264 BV, 7.875%, 3/1/27 (144A)	194,500
50,000	TopBuild Corp., 4.125%, 2/15/32 (144A)	45,313
	Total Engineering & Construction	$575,459

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Entertainment — 3.4%
70,000	Caesars Entertainment, Inc., 4.625%, 10/15/29 (144A)	$ 65,687
125,000	CDI Escrow Issuer, Inc., 5.75%, 4/1/30 (144A)	126,250
145,000	Lions Gate Capital Holdings LLC, 5.50%, 4/15/29 (144A)	139,925
200,000	Mohegan Gaming & Entertainment, 8.00%, 2/1/26 (144A)	197,766
65,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.625%, 3/1/30 (144A)	64,075
100,000	Scientific Games International, Inc., 7.00%, 5/15/28 (144A)	103,649
100,000	Scientific Games International, Inc., 7.25%, 11/15/29 (144A)	104,875
99,000	Scientific Games International, Inc., 8.25%, 3/15/26 (144A)	103,084
220,000	SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29 (144A)	209,823
	Total Entertainment	$1,115,134
	Environmental Control — 0.5%
55,000	GFL Environmental, Inc., 4.00%, 8/1/28 (144A)	$ 50,600
89,000	Tervita Corp., 11.00%, 12/1/25 (144A)	100,805
	Total Environmental Control	$151,405
	Food — 1.2%
180,000	Lamb Weston Holdings, Inc., 4.375%, 1/31/32 (144A)	$ 168,159
50,000	US Foods, Inc., 4.625%, 6/1/30 (144A)	46,375
205,000	US Foods, Inc., 4.75%, 2/15/29 (144A)	195,519
	Total Food	$410,053
	Forest Products & Paper — 2.6%
96,000	Clearwater Paper Corp., 4.75%, 8/15/28 (144A)	$ 89,160
110,000	Glatfelter Corp., 4.75%, 11/15/29 (144A)	93,225
173,000	Mercer International, Inc., 5.125%, 2/1/29	166,945
304,000	Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26 (144A)	287,341
218,000	Sylvamo Corp., 7.00%, 9/1/29 (144A)	213,945
	Total Forest Products & Paper	$850,616
	Healthcare-Products — 0.5%
165,000	Mozart Debt Merger Sub, Inc., 3.875%, 4/1/29 (144A)	$ 152,419
	Total Healthcare-Products	$152,419
	Healthcare-Services — 2.9%
65,000	Legacy LifePoint Health LLC, 6.75%, 4/15/25 (144A)	$ 66,950
75,000	LifePoint Health, Inc., 5.375%, 1/15/29 (144A)	70,875
65,000	ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29 (144A)	60,594
135,000	Prime Healthcare Services, Inc., 7.25%, 11/1/25 (144A)	138,374
22,000	RegionalCare Hospital Partners Holdings Inc./LifePoint Health, Inc., 9.75%, 12/1/26 (144A)	23,022
57,000	Surgery Center Holdings, Inc., 6.75%, 7/1/25 (144A)	56,786
237,000	Surgery Center Holdings, Inc., 10.00%, 4/15/27 (144A)	248,850
145,000	US Acute Care Solutions LLC, 6.375%, 3/1/26 (144A)	143,187
146,000	US Renal Care, Inc., 10.625%, 7/15/27 (144A)	139,065
	Total Healthcare-Services	$947,703
	Home Builders — 1.1%
167,000	Beazer Homes USA, Inc., 7.25%, 10/15/29	$ 167,894
89,000	KB Home, 4.00%, 6/15/31	80,543
125,000	M/I Homes, Inc., 3.95%, 2/15/30	110,004
	Total Home Builders	$358,441

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/22 (unaudited) (continued)
Principal Amount USD ($)		Value
	Household Products/Wares — 0.2%
65,000	Central Garden & Pet Co., 4.125%, 4/30/31 (144A)	$ 58,500
12,000	Spectrum Brands, Inc., 5.75%, 7/15/25	12,225
	Total Household Products/Wares	$70,725
	Housewares — 1.3%
476,000	Scotts Miracle-Gro Co., 4.00%, 4/1/31	$ 415,065
	Total Housewares	$415,065
	Internet — 0.6%
215,000	Twitter, Inc., 5.00%, 3/1/30 (144A)	$ 213,925
	Total Internet	$213,925
	Iron & Steel — 2.1%
160,000	Carpenter Technology Corp., 7.625%, 3/15/30	$ 163,826
297,000	Cleveland-Cliffs, Inc., 6.75%, 3/15/26 (144A)	311,850
11,000	Cleveland-Cliffs, Inc., 9.875%, 10/17/25 (144A)	12,265
215,000	TMS International Corp., 6.25%, 4/15/29 (144A)	204,250
	Total Iron & Steel	$692,191
	Leisure Time — 1.7%
63,000	Carnival Corp., 7.625%, 3/1/26 (144A)	$ 63,483
140,000	NCL Corp., Ltd., 5.875%, 3/15/26 (144A)	133,000
65,000	NCL Corp., Ltd., 7.75%, 2/15/29 (144A)	65,805
80,000	Royal Caribbean Cruises, Ltd., 5.50%, 4/1/28 (144A)	76,265
30,000	Royal Caribbean Cruises, Ltd., 9.125%, 6/15/23 (144A)	31,237
43,000	Royal Caribbean Cruises, Ltd., 11.50%, 6/1/25 (144A)	47,251
69,000	Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)	64,601
80,000	Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29 (144A)	73,020
	Total Leisure Time	$554,662
	Lodging — 0.7%
135,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29 (144A)	$ 129,362
90,000	Travel + Leisure Co., 6.625%, 7/31/26 (144A)	93,825
	Total Lodging	$223,187
	Media — 3.8%
50,000	Audacy Capital Corp., 6.75%, 3/31/29 (144A)	$ 46,694
269,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33 (144A)	240,082
243,000	CSC Holdings LLC, 5.00%, 11/15/31 (144A)	203,600
106,000	Gray Television, Inc., 5.875%, 7/15/26 (144A)	108,565
177,000	McGraw-Hill Education, Inc., 8.00%, 8/1/29 (144A)	167,283
80,000	News Corp., 3.875%, 5/15/29 (144A)	75,600
30,000	News Corp., 5.125%, 2/15/32 (144A)	30,144
230,000	Sinclair Television Group, Inc., 5.50%, 3/1/30 (144A)	199,056
200,000	VZ Secured Financing BV, 5.00%, 1/15/32 (144A)	187,000
	Total Media	$1,258,024
	Mining — 2.1%
109,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	$ 94,634
194,000	Eldorado Gold Corp., 6.25%, 9/1/29 (144A)	195,461

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Mining — (continued)
200,000	First Quantum Minerals, Ltd., 7.25%, 4/1/23 (144A)	$ 200,004
198,000	Hudbay Minerals, Inc., 6.125%, 4/1/29 (144A)	203,940
	Total Mining	$694,039
	Oil & Gas — 9.1%
151,000	Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26 (144A)	$ 156,693
270,000	Baytex Energy Corp., 8.75%, 4/1/27 (144A)	289,575
90,000	Energean Plc, 6.50%, 4/30/27 (144A)	85,455
200,000	Kosmos Energy, Ltd., 7.75%, 5/1/27 (144A)	196,500
14,000	MEG Energy Corp., 6.50%, 1/15/25 (144A)	14,228
25,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)	26,175
30,000	Nabors Industries, Inc., 7.375%, 5/15/27 (144A)	31,211
100,000	Nabors Industries, Ltd., 7.50%, 1/15/28 (144A)	97,500
219,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	219,285
177,000	Occidental Petroleum Corp., 4.40%, 4/15/46	168,150
230,000	Parkland Corp., 4.625%, 5/1/30 (144A)	213,900
34,000	Precision Drilling Corp., 6.875%, 1/15/29 (144A)	34,510
120,000	Range Resources Corp., 4.75%, 2/15/30 (144A)	119,182
105,000	Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24 (144A)	107,100
70,000	Southwestern Energy Co., 4.75%, 2/1/32	69,912
185,000	Southwestern Energy Co., 5.375%, 2/1/29	188,006
310,000	Strathcona Resources, Ltd., 6.875%, 8/1/26 (144A)	312,325
235,000	Tap Rock Resources LLC, 7.00%, 10/1/26 (144A)	244,329
225,786	Transocean Sentry, Ltd., 5.375%, 5/15/23 (144A)	220,796
200,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	203,776
	Total Oil & Gas	$2,998,608
	Oil & Gas Services — 0.7%
80,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 4/1/28 (144A)	$ 78,847
77,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27 (144A)	77,879
89,000	Exterran Energy Solutions LP/EES Finance Corp., 8.125%, 5/1/25	89,746
	Total Oil & Gas Services	$246,472
	Packaging & Containers — 1.8%
182,000	Intertape Polymer Group, Inc., 4.375%, 6/15/29 (144A)	$ 187,460
220,000	OI European Group BV, 4.75%, 2/15/30 (144A)	204,424
210,000	TriMas Corp., 4.125%, 4/15/29 (144A)	191,625
	Total Packaging & Containers	$583,509
	Pharmaceuticals — 2.9%
95,000	AdaptHealth LLC, 5.125%, 3/1/30 (144A)	$ 88,231
80,000	Bausch Health Cos., Inc., 5.50%, 11/1/25 (144A)	79,820
83,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 9.50%, 7/31/27 (144A)	72,832
195,000	Owens & Minor, Inc., 6.625%, 4/1/30 (144A)	200,657
110,000	P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (144A)	101,200
139,000	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	129,708
305,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	293,142
	Total Pharmaceuticals	$965,590
	Pipelines — 3.8%
146,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 6/15/31 (144A)	$ 143,655
165,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25	164,587

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/22 (unaudited) (continued)
Principal Amount USD ($)		Value
	Pipelines — (continued)
115,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28 (144A)	$ 112,700
5,000	EnLink Midstream LLC, 5.375%, 6/1/29	5,000
40,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	32,400
116,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	100,050
201,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 1/15/27	205,575
200,000	Golar LNG, Ltd., 7.00%, 10/20/25 (144A)	197,500
273,000	Harvest Midstream I LP, 7.50%, 9/1/28 (144A)	279,607
	Total Pipelines	$1,241,074
	Real Estate — 0.6%
220,000	Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/30 (144A)	$ 203,500
	Total Real Estate	$203,500
	REITs — 2.3%
200,000	HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26 (144A)	$ 190,000
105,000	iStar, Inc., 4.25%, 8/1/25	103,789
195,000	iStar, Inc., 4.75%, 10/1/24	196,593
36,000	Starwood Property Trust, Inc., 3.75%, 12/31/24 (144A)	35,102
100,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 1/15/30 (144A)	90,000
140,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 2/15/29 (144A)	130,823
	Total REITs	$746,307
	Retail — 3.6%
150,000	AAG FH LP/AAG FH Finco, Inc., 9.75%, 7/15/24 (144A)	$ 147,750
60,000	At Home Group, Inc., 7.125%, 7/15/29 (144A)	52,051
60,000	Bath & Body Works, Inc., 6.625%, 10/1/30 (144A)	63,093
135,000	Beacon Roofing Supply, Inc., 4.125%, 5/15/29 (144A)	124,714
35,000	Gap, Inc., 3.625%, 10/1/29 (144A)	31,044
35,000	Gap, Inc., 3.875%, 10/1/31 (144A)	30,489
105,000	Group 1 Automotive, Inc., 4.00%, 8/15/28 (144A)	98,046
20,000	GYP Holdings III Corp., 4.625%, 5/1/29 (144A)	18,520
60,000	Ken Garff Automotive LLC, 4.875%, 9/15/28 (144A)	56,400
270,000	LCM Investments Holdings II LLC, 4.875%, 5/1/29 (144A)	255,010
110,000	Murphy Oil USA, Inc., 3.75%, 2/15/31 (144A)	100,375
93,000	Party City Holdings, Inc., 8.75%, 2/15/26 (144A)	88,545
35,000	SRS Distribution, Inc., 6.125%, 7/1/29 (144A)	32,287
91,000	Staples, Inc., 7.50%, 4/15/26 (144A)	88,371
	Total Retail	$1,186,695
	Software — 1.2%
270,000	Minerva Merger Sub, Inc., 6.50%, 2/15/30 (144A)	$ 262,548
150,000	Rackspace Technology Global, Inc., 5.375%, 12/1/28 (144A)	130,080
	Total Software	$392,628
	Telecommunications — 3.2%
260,000	Altice France SA, 5.125%, 7/15/29 (144A)	$ 233,025
115,000	CommScope, Inc., 4.75%, 9/1/29 (144A)	106,088
63,000	CommScope, Inc., 8.25%, 3/1/27 (144A)	61,362
55,000	Level 3 Financing, Inc., 3.75%, 7/15/29 (144A)	48,743
200,000	LogMeIn, Inc., 5.50%, 9/1/27 (144A)	186,672
80,000	Lumen Technologies, Inc., 4.00%, 2/15/27 (144A)	74,600

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Telecommunications — (continued)
135,000	Plantronics, Inc., 4.75%, 3/1/29 (144A)	$ 139,031
185,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	187,312
	Total Telecommunications	$1,036,833
	Transportation — 2.8%
295,000	Carriage Purchaser, Inc., 7.875%, 10/15/29 (144A)	$ 272,294
410,000	Seaspan Corp., 5.50%, 8/1/29 (144A)	383,350
250,000	Western Global Airlines LLC, 10.375%, 8/15/25 (144A)	268,750
	Total Transportation	$924,394
	Trucking & Leasing — 0.3%
85,000	Fortress Transportation and Infrastructure Investors LLC, 9.75%, 8/1/27 (144A)	$ 88,931
	Total Trucking & Leasing	$88,931
	Total Corporate Bonds (Cost $29,143,081)	$28,118,410

Shares
	Warrants — 0.0%† of Net Assets
	Aerospace & Defense — 0.0%†
6,300(f)(g)+^	Avation Plc, 1/1/59	$ 0
	Total Aerospace & Defense	$0
	Health Care Providers & Services — 0.0%†
80(g)(h)^	Option Care Health, Inc., 6/30/25	$ 251
80(g)(h)^	Option Care Health, Inc., 6/30/25	202
	Total Health Care Providers & Services	$453
	Total Warrants (Cost $—)	$453

Face Amount USD ($)
	Insurance-Linked Securities — 0.0%† of Net Assets#
	Reinsurance Sidecars — 0.0%†
	Multiperil – Worldwide — 0.0%†
50,000(g)(i)+	Lorenz Re 2018, 7/1/22	$ —
25,723(g)(i)+	Lorenz Re 2019, 6/30/22	2,984
		$2,984
	Total Reinsurance Sidecars	$2,984
	Total Insurance-Linked Securities (Cost $17,622)	$2,984

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/22 (unaudited) (continued)
Shares		Value
	SHORT TERM INVESTMENTS — 2.7% of Net Assets
	Open-End Fund — 2.7%
886,528(j)	Dreyfus Government Cash Management, Institutional Shares, 0.19%	$ 886,528
		$886,528
	TOTAL SHORT TERM INVESTMENTS (Cost $886,528)	$886,528
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 95.3% (Cost $32,414,653)	$31,301,195
Shares		Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
	Affiliated Issuer — 1.6%
	Closed-End Mutual Fund — 1.6% of Net Assets
61,212(k)	Pioneer ILS Interval Fund	$—	$—	$7,346	$ 511,123
	Total Investments in Affiliated Issuer — 1.6% (Cost $646,050)				$511,123
	OTHER ASSETS AND LIABILITIES — 3.1%				$1,022,786
	net assets — 100.0%				$32,835,104

bps	Basis Points.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2022, the value of these securities amounted to $24,898,430, or 75.8% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at March 31, 2022.
(b)	This term loan will settle after March 31, 2022, at which time the interest rate will be determined.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at March 31, 2022.
(d)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(e)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(f)	Avation Plc warrants are exercisable into 6,300 shares.
(g)	Non-income producing security.
(h)	Option Care Health, Inc. warrants are exercisable into 160 shares.
(i)	Issued as preference shares.
(j)	Rate periodically changes. Rate disclosed is the 7-day yield at March 31, 2022.
(k)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc. (the “Adviser”).
*	Senior secured ﬂoating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at March 31, 2022.
†	Amount rounds to less than 0.1%.
+	Security that used signiﬁcant unobservable inputs to determine its value.
^	Security is valued using fair value methods (other than prices supplied by independent pricing services or broker dealers).
#	Securities are restricted as to resale.

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Restricted Securities	Acquisition date	Cost	Value
Lorenz Re 2018	6/26/2018	$ 9,548	$ —
Lorenz Re 2019	7/10/2019	8,074	2,984
Total Restricted Securities			$2,984
% of Net assets			0.0%†
†	Amount rounds to less than 0.1%.
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
1	U.S. 5 Year Note (CBT)	6/30/22	$117,678	$114,687	$(2,991)
TOTAL FUTURES CONTRACTS			$117,678	$114,687	$(2,991)
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Received	Unrealized Appreciation	Market Value
1,240,000	Markit CDX North America High Yield Index Series 38	Pay	5.00%	6/20/27	$(70,433)	$1,827	$(68,606)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$(70,433)	$1,827	$(68,606)
TOTAL SWAP CONTRACTS					$(70,433)	$1,827	$(68,606)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of March 31, 2022, in valuing the Portfolio's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$733,744	$—	$733,744
Common Stock	115,087	—	—	115,087
Commercial Mortgage-Backed Security	—	97,640	—	97,640
Convertible Corporate Bonds	—	1,346,349	—	1,346,349
Corporate Bonds	—	28,118,410	—	28,118,410
Warrants	453	—	—	453
Insurance-Linked Securities
Reinsurance Sidecars
Multiperil - Worldwide	—	—	2,984	2,984
Open-End Fund	886,528	—	—	886,528
Affiliated Mutual Funds	—	511,123	—	511,123
Total Investments in Securities	$1,002,068	$30,807,266	$2,984	$31,812,318
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(2,991)	$—	$—	$(2,991)
Swap contracts, at value	—	(68,606)	—	(68,606)
Total Other Financial Instruments	$(2,991)	$(68,606)	$—	$(71,597)

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/22 (unaudited) (continued)
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
Insurance- Linked Securities
Balance as of 12/31/21	$844
Realized gain (loss)(1)	—
Changed in unrealized appreciation (depreciation)(2)	2,157
Accrued discounts/premiums	(17)
Purchases	—
Sales	—
Transfers in to Level 3*	—
Transfers out of Level 3*	—
Balance as of 3/31/22	$2,984
*	Transfers are calculated on the beginning of period values. During the three months ended March 31, 2022 there were no transfers in or out of Level 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at March 31, 2022:	$2,157